Geographical Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenue and Long Lived Assets by Geographic Area

	United States	Foreign Countries	Total
Revenues, less transaction-based expenses:
Year ended December 31, 2015	$1,971	$1,367	$3,338
Year ended December 31, 2014	$1,859	$1,233	$3,092
Year ended December 31, 2013	$842	$756	$1,598
Net assets:
As of December 31, 2015	$7,915	$6,960	$14,875
As of December 31, 2014	$5,437	$7,120	$12,557
Property and equipment, net:
As of December 31, 2015	$888	$149	$1,037
As of December 31, 2014	$734	$140	$874